DEBT (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Jan. 31, 2020	Feb. 28, 2021	May 06, 2020	Jul. 08, 2020	Sep. 30, 2022	Apr. 14, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
License Agreement [Member] | Purple Bio Tech [Member]
Debt Instrument [Line Items]
Principal amount					$ 1,500,000
Debt Instrument, Interest Rate During Period					5.00%
Debt Instrument, Convertible, Conversion Price					$ 5
Note Payable 1 [Member]
Debt Instrument [Line Items]
Principal amount					$ 200,000
Debt stated interest rate					9.00%
Debt maturity date					Jun. 15, 2020
Note payable								$ 200,000
Note Payable 2 [Member]
Debt Instrument [Line Items]
Principal amount	$ 500,000
Debt stated interest rate	8.00%
Debt maturity date	Feb. 08, 2021
Note payable					$ 500,000
Debt Instrument, Interest Rate Terms	plus additional 2% in the event of default
Note Payable 2 [Member] | Debt Extension [Member] | Warrant [Member]
Debt Instrument [Line Items]
exchange of warrants						400,000
Warrant exercise price						$ 1.50
Note Payable 3 [Member]
Debt Instrument [Line Items]
Principal amount	$ 250,000
Debt stated interest rate	8.00%
Debt maturity date	Feb. 08, 2021
Note payable					0		$ 0
Debt Instrument, Interest Rate Terms	plus additional 2% in the event of default
Note Payable 4 [Member]
Debt Instrument [Line Items]
Principal amount	$ 250,000
Debt stated interest rate	8.00%
Debt maturity date	Feb. 08, 2021
Note payable					0		0
Note Payable 5 [Member]
Debt Instrument [Line Items]
Principal amount	$ 333,000
Debt stated interest rate	8.00%
Debt maturity date	Feb. 08, 2021
Note payable					0		333,000
Debt Instrument, Interest Rate Terms	plus additional 2% in the event of default
Note Payable 6 [Member]
Debt Instrument [Line Items]
Principal amount	$ 167,000
Debt stated interest rate	8.00%
Debt maturity date	Feb. 08, 2021
Note payable					117,000
Debt Instrument, Interest Rate Terms	plus additional 2% in the event of default
Note Payable 6 [Member] | Debt Extension [Member]
Debt Instrument [Line Items]
exchange of warrants						250,000
Warrant exercise price						$ 1.50
Note Payable 7 [Member]
Debt Instrument [Line Items]
Principal amount									$ 104,000
Note payable					0		0
PPP Loan [Member]
Debt Instrument [Line Items]
Note payable					0		77,595
Proceeds from loan		$ 77,595	$ 77,500
EIDL Loan [Member]
Debt Instrument [Line Items]
Debt stated interest rate				3.75%
Note payable					$ 150,000		$ 150,000
Proceeds from loan				$ 150,000